S-K 1603(a) SPAC Sponsor	May 19, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although Oceanhawk Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, Oceanhawk Sponsor’s business is focused on investing in our company.